UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES


                  Investment Company Act File Number 811-21891

                               Cheswold Lane Funds
               (Exact name of registrant as specified in charter)

                                100 Front Street
                           West Conshohocken, PA 19428
               (Address of principal executive offices) (Zip code)


                              Colleen Quinn Scharpf
                       Cheswold Lane Asset Management, LLC
                                100 Front Street
                           West Conshohocken, PA 19428
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (610) 940-5330
                                                           --------------

                      Date of fiscal year end: December 31
                     Date of reporting period: June 30, 2007

ITEM 1.  REPORT TO STOCKHOLDERS.

                              CHESWOLD LANE FUNDS
                                     [LOGO]

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2007
                                  (UNAUDITED)

                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                                TABLE OF CONTENTS
                                  JUNE 30, 2007

           Schedule of Investments                                            1
           Financial Statements                                               6
           Financial Highlights                                               9
           Notes to the Financial Statements                                  10
           Expense Example                                                    15
           Other Information                                                  16




This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.












EXCEPT FOR HISTORICAL INFORMATION, THE MATTERS DISCUSSED IN THIS REPORT MAY CONSTITUTE FORWARD-LOOKING STATEMENTS. THESE INCLUDE ANY PREDICTIONS, ASSESSMENTS, ANALYSIS OR OUTLOOKS FOR INDIVIDUAL SECURITIES, INDUSTRIES, MARKET SECTORS AND/OR MARKETS. THESE STATEMENTS INVOLVE RISKS AND UNCERTAINTIES. IN ADDITION TO THE GENERAL RISKS DESCRIBED FOR THE FUND IN THE CURRENT PROSPECTUS, OTHER FACTORS BEARING ON THESE STATEMENTS INCLUDE THE ACCURACY OF THE ADVISER'S FORECASTS AND PREDICTIONS, AND THE APPROPRIATENESS OF THE INVESTMENT PROGRAMS DESIGNED BY THE ADVISER TO IMPLEMENT ITS STRATEGIES EFFICIENTLY AND EFFECTIVELY. ANY ONE OR MORE OF THESE FACTORS, AS WELL AS OTHER RISKS AFFECTING THE SECURITIES MARKETS AND INVESTMENT INSTRUMENTS GENERALLY, COULD CAUSE THE ACTUAL RESULTS OF THE FUND TO DIFFER MATERIALLY AS COMPARED TO APPLICABLE BENCHMARKS.

                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)



    Number of
     Shares                                                                                                    Value
------------------                                                                                       -------------------

                   COMMON STOCKS                                                               96.8%

                   CONSUMER DISCRETIONARY                                                       8.9%
        10,200     Barratt Developments PLC                                                                     $203,394
         6,500     Compagnie Financiere Richemont SA                                                             391,117
        25,500     Honda Motor Co., Ltd                                                                          931,980
        28,000     Nissan Motor Co., Ltd.                                                                        300,410
        20,500     Persimmon PLC                                                                                 476,706
        30,000     The Yokohama Rubber Co., Ltd.                                                                 226,112
        11,500     Vivendi                                                                                       496,670
                                                                                                         -------------------
                                                                                                               3,026,389
                                                                                                         -------------------
                   CONSUMER STAPLES                                                            15.4%
         6,500     Altadis SA                                                                                    432,835
        22,500     British American Tobacco PLC                                                                  767,199
        10,000     Groupe Danone                                                                                 812,344
        17,200     Heineken NV                                                                                 1,012,422
        30,500     Henkel KGaA                                                                                 1,460,912
        25,000     Unilever NV                                                                                   780,267
                                                                                                         -------------------
                                                                                                               5,265,979
                                                                                                         -------------------
                   ENERGY                                                                      13.4%
       111,000     BP PLC                                                                                      1,344,090
        19,200     Neste Oil OYJ                                                                                 756,982
        17,400     Norsk Hydro ASA                                                                               672,755
        29,500     Statoil ASA                                                                                   917,974
        10,800     Total S.A.                                                                                    880,839
                                                                                                         -------------------
                                                                                                               4,572,640
                                                                                                         -------------------
                   FINANCIALS                                                                  25.3%
        23,790     Aegon NV                                                                                      471,389
        48,000     Banco Bilbao Vizcaya Argentaria S.A.                                                        1,182,378
        22,000     Bank of Ireland                                                                               444,854
        25,000     Bank of Kyoto, Ltd.                                                                           299,899
        67,000     Barclays PLC                                                                                  936,423
         4,000     Barclays PLC - ADR                                                                            223,160
         4,700     BNP Paribas                                                                                   562,079
         3,200     Credit Suisse Group                                                                           228,833
         1,500     Deutsche Bank AG                                                                              218,874
        15,000     DnB NOR ASA                                                                                   193,829
        86,000     Fukuoka Financial Group, Inc.                                                                 568,560
        17,500     Irish Life & Permanent PLC                                                                    442,681
        50,000     Mitsui Trust Holdings, Inc.                                                                   436,142
       145,830     Old Mutual PLC                                                                                494,612
         2,650     Societe Generale                                                                              493,273
         6,300     UBS AG                                                                                        379,599
        60,000     UniCredito Italiano SpA                                                                       538,404
        23,000     Westpac Banking Corp.                                                                         500,356
                                                                                                         -------------------
                                                                                                               8,615,345
                                                                                                         -------------------

See accompanying notes to financial statements.



                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  JUNE 30, 2007
                                   (UNAUDITED)

    Number of
     Shares                                                                                                    Value
------------------                                                                                       -------------------

                   HEALTH CARE                                                                  3.4%
        10,000     Eisai Co., Ltd.                                                                              $436,954
         6,100     Takeda Pharmaceutical Co., Ltd.                                                               394,363
        28,000     Tanabe Seiyaku Co., Ltd.                                                                      333,840
                                                                                                         -------------------
                                                                                                               1,165,157
                                                                                                         -------------------
                   INDUSTRIALS                                                                  3.7%
        87,500     Cheung Kong Infrastructure Holdings, Ltd.                                                     322,843
        64,000     Kubota Corp.                                                                                  519,797
        22,500     Orkla ASA                                                                                     427,340
                                                                                                         -------------------
                                                                                                               1,269,980
                                                                                                         -------------------
                   INFORMATION TECHNOLOGY                                                       4.5%
         8,800     Konami Corp.                                                                                  201,909
        47,500     Nokia OYJ                                                                                   1,337,856
                                                                                                         -------------------
                                                                                                               1,539,765
                                                                                                         -------------------
                   MATERIALS                                                                    3.3%
        19,800     BHP Billiton Ltd.                                                                             588,031
        11,000     Johnson Matthey PLC                                                                           373,750
         6,000     JSR Corp.                                                                                     144,974
                                                                                                         -------------------
                                                                                                               1,106,755
                                                                                                         -------------------
                   TELECOMMUNICATIONS                                                          10.7%
        38,500     France Telecom S.A.                                                                         1,063,003
        85,000     Telecom Corp. of New Zealand, Ltd.                                                            300,765
       210,000     Telecom Italia SpA                                                                            576,978
        25,000     Telenor ASA                                                                                   490,720
       360,000     Vodafone Group PLC                                                                          1,213,061
                                                                                                         -------------------
                                                                                                               3,644,527
                                                                                                         -------------------
                   UTILITIES                                                                    8.2%
        77,445     Centrica PLC                                                                                  604,188
         4,300     E.ON A.G.                                                                                     723,350
        76,000     HongKong Electric Holdings                                                                    383,441
        10,250     RWE AG                                                                                      1,095,821
                                                                                                         -------------------
                                                                                                               2,806,800
                                                                                                         -------------------

                   TOTAL COMMON STOCKS (COST $28,486,710)                                                     33,013,337
                                                                                                         -------------------



See accompanying notes to financial statements.

                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  JUNE 30, 2007
                                   (UNAUDITED)

    Principal
     Amount                                                                                                    Value
------------------                                                                                       -------------------

                   SHORT-TERM INVESTMENTS                                                       0.2%

                   VARIABLE RATE DEMAND DEPOSIT
      $53,013      UMB Bank Money Market Fiduciary, 3.68% *                                                      $53,013
                                                                                                         -------------------

                   TOTAL SHORT-TERM INVESTMENTS (COST $53,013)                                                    53,013
                                                                                                         -------------------

                   TOTAL INVESTMENTS (COST $28,539,723)                                        97.0%          33,066,350


                   Other Assets Less Liabilities                                                3.0%           1,030,113

                                                                                                         -------------------
                   NET ASSETS                                                                 100.0%         $34,096,463
                                                                                                         ===================


*     Indicates yield as of June 30, 2007


See accompanying notes to financial statements.


                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  JUNE 30, 2007
                                   (UNAUDITED)

                             Investments by Country
                   (As a Percentage of Long-term Investments)


          Australia                                                    3.3%
          Finland                                                      6.3
          France                                                      13.1
          Germany                                                     10.6
          Hong Kong                                                    2.1
          Ireland                                                      2.7
          Italy                                                        3.4
          Japan                                                       14.5
          Netherlands                                                  6.9
          New Zealand                                                  0.9
          Norway                                                       8.2
          Spain                                                        4.9
          Switzerland                                                  3.0
          United Kingdom                                              20.1
                                                         ------------------
          Total                                                      100.0%
                                                         ------------------

                   CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                         SCHEDULE OF INVESTMENTS (CONTINUED)
                                    JUNE 30, 2007
                                     (UNAUDITED)

                             Investments by Sector
                   (As a Percentage of Long-term Investments)


Agriculture                                                           3.6%
Auto Manufacturers                                                    3.7
Auto Parts & Equipment                                                0.7
Banks                                                                20.0
Beverages                                                             3.1
Chemicals                                                             1.6
Diversified Financial Services                                        3.2
Electric                                                              6.7
Engineering & Construction                                            1.0
Food                                                                  6.1
Gas                                                                   1.8
Home Builders                                                         2.1
Household Products / Wares                                            4.4
Insurance                                                             2.9
Machinery - Diversified                                               1.6
Media                                                                 1.5
Mining                                                                1.8
Oil & Gas                                                            13.8
Pharmaceuticals                                                       3.5
Retail                                                                1.2
Software                                                              0.6
Telecommunications                                                   15.1
                                                             -------------
Total                                                               100.0%
                                                             -------------

                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2007
                                   (UNAUDITED)


ASSETS:

       Investments at value (cost $28,539,723)                                                        $    33,066,350
       Foreign currency (cost $1,114,798)                                                                   1,100,998
       Interest and dividends receivable                                                                      105,344
       Prepaid expenses                                                                                        18,289
                                                                                                      ----------------

             Total assets                                                                                  34,290,981
                                                                                                      ----------------

LIABILITIES:
       Payable for investments purchased                                                                      138,354
       Investment advisor fees                                                                                 15,075
       Other accrued expenses                                                                                  41,089
                                                                                                      ----------------

             Total liabilities                                                                                194,518
                                                                                                      ----------------


NET ASSETS                                                                                            $    34,096,463
                                                                                                      ================

NET ASSETS CONSIST OF:

       Paid-in-capital                                                                                $    28,481,296
       Accumulated net investment income                                                                       15,784
       Accumulated net realized gain on investments and foreign
             currency transactions                                                                          1,085,781
       Net unrealized appreciation on investments and foreign currency
             translations                                                                                   4,513,602
                                                                                                      ----------------


TOTAL NET ASSETS                                                                                      $    34,096,463
                                                                                                      ================


SHARES OUTSTANDING, (NO PAR VALUE, UNLIMITED SHARES AUTHORIZED)                                             1,791,375

NET ASSET VALUE, OFFERING AND REDEMPTION

PRICE PER SHARE(A)                                                                                    $         19.03
                                                                                                      ================

  (a) A 2% redemption fee applies to shares sold within 90 days of purchase.


See accompanying notes to financial statements.

                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2007
                                   (UNAUDITED)


INVESTMENT INCOME:
      Dividends (Net of $94,843 foreign tax withholding)                                              $    643,526
      Interest                                                                                              12,379
                                                                                                     --------------

      Total investment income                                                                              655,905
                                                                                                     --------------

EXPENSES:
      Investment advisory fees                                                                             134,363
      Professional fees                                                                                     36,560
      Administrative and fund accounting fees                                                               18,596
      Custody fees                                                                                          11,165
      Transfer agent fees and expenses                                                                      10,909
      Trustees' fees                                                                                         8,405
      Insurance premiums                                                                                     7,810
      Federal and state registration fees                                                                    6,384
      Reports to shareholders                                                                                2,976
      Miscellaneous expenses                                                                                 5,079
                                                                                                     --------------
      Total expenses before fee waivers and reimbursement                                                  242,247
      Fee waivers and expenses reimbursed                                                                  (70,561)
                                                                                                     --------------
           Net expenses                                                                                    171,686
                                                                                                     --------------
NET INVESTMENT INCOME                                                                                      484,219
                                                                                                     --------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
      Net realized gain on investments                                                                     749,717
      Net realized gain on foreign currency transactions                                                    11,590
      Change in unrealized appreciation on investments
           and foreign currency translations                                                             1,622,885
                                                                                                     --------------
      Net realized and unrealized gain on investments                                                    2,384,192
                                                                                                     --------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                                                             $  2,868,411
                                                                                                     ==============


See accompanying notes to financial statements.

                CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                      Statement of Changes in Net Assets


                                                                                           FOR THE SIX
                                                                                           Months Ended            6/29/06*
                                                                                             6/30/07                 to
                                                                                           (UNAUDITED)            12/31/06
                                                                                      -------------------   -------------------
OPERATIONS:
      Net investment income                                                                  $ 484,219               $ 109,301
      Net realized gain on investments                                                         749,717                 516,708
      Net realized gain on foreign currency transactions                                        11,590                  10,607
      Change in unrealized appreciation on investments
            and foreign currency translations                                                1,622,885               2,890,717
                                                                                      --------------------  -------------------

            Net increase in net assets resulting from operations                             2,868,411               3,527,333
                                                                                      --------------------  -------------------

DISTRIBUTIONS:
      From investment income ($0.30 per share, $0.05 per share)                               (518,838)                (71,984)
      From capital gains ($0.00 per share, $0.15 per share)                                          -                (192,236)
                                                                                      --------------------  -------------------

            Total distributions                                                               (518,838)               (264,220)
                                                                                      --------------------  -------------------

CAPITAL SHARE TRANSACTIONS:
      Proceeds from sale of shares                                                           5,400,279              22,195,440
      Proceeds from reinvestment of distributions                                              518,838                 264,220
                                                                                      --------------------  -------------------
            Net increase from capital share transactions                                     5,919,117              22,459,660
                                                                                      --------------------  -------------------

TOTAL INCREASE IN NET ASSETS                                                                 8,268,690              25,722,773

NET ASSETS:
      Beginning of period                                                                   25,827,773                 105,000
                                                                                      --------------------  -------------------
      End of period                                                                       $ 34,096,463            $ 25,827,773
                                                                                      ====================  ===================

CAPITAL SHARE TRANSACTIONS IN SHARES:
      Shares sold                                                                              296,406               1,445,365
      Shares reinvested                                                                         27,583                  15,021
                                                                                      --------------------  -------------------
      Net increase                                                                             323,989               1,460,386
                                                                                      ====================  ===================


*     Commencement of Operations.

See accompanying notes to financial statements.

                 Cheswold Lane International High Dividend Fund
                              Financial Highlights
                          For a Fund Share Outstanding
                             Throughout the Period.


                                                                                          For the Six
                                                                                          Months Ended           6/29/06*
                                                                                             6/30/07                to
                                                                                           (Unaudited)           12/31/06
                                                                                      --------------------  -------------------


       Net asset value, beginning of period                                                  $ 17.60              $ 15.00
                                                                                      --------------------  -------------------

       Income From Investment Operations:
            Net investment income                                                               0.28                 0.09
            Net realized and unrealized gain on
               investments and foreign currency transactions                                    1.45                 2.71
                                                                                      --------------------  -------------------
            Total from investment operations                                                    1.73                 2.80
                                                                                      --------------------  -------------------
       Less Distributions:
            Dividends from net investment income                                               (0.30)               (0.05)

            Distribution from net realized gains                                                   -                (0.15)
                                                                                      --------------------  -------------------
            Total distributions                                                                (0.30)               (0.20)
                                                                                      --------------------  -------------------
       Net asset value, end of period                                                        $ 19.03              $ 17.60
                                                                                      ====================  ===================

       Total Return                                                                            9.83% (1)           18.68% (1)

       Ratios/Supplemental Data:
            Net assets, end of period (in 000's)                                            $ 34,096             $ 25,828
            Ratio of expenses to average net assets:
                  Net of waivers and reimbursements                                            1.15% (2)            1.15% (2)
                  Before waivers and reimbursements                                            1.62% (2)            2.16% (2)
            Ratio of net investment income to average net assets:
                  Net of waivers and reimbursements                                            3.24% (2)            1.07% (2)
                  Before waivers and reimbursements                                            2.77% (2)            0.06% (2)
            Portfolio turnover rate                                                              19% (1)              16% (1)



        *   Commencement of Operations.
       (1)  Not annualized.
       (2)  Annualized.

See accompanying notes to financial statements.

                 Cheswold Lane International High Dividend Fund
                          Notes to Financial Statements
                                  June 30, 2007
                                   (Unaudited)



Note 1.  Organization

     Cheswold Lane Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust was organized as a Delaware statutory trust on April 12, 2006 and currently consists solely of one series of beneficial interest, the Cheswold Lane International High Dividend Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital and income. The Fund commenced operations on June 29, 2006. The only transaction occurring between the date of organization and commencement of operations was the sale and issuance of 7,000 shares at $15.00 per share of beneficial interest in the Fund to Cheswold Lane Asset Management, LLC (the "Adviser").

Note 2.  Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

Security Valuation - In determining the Fund's net asset value ("NAV"), portfolio securities primarily listed or traded on a national or foreign securities exchange, except for securities traded on the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") and fixed income securities, are generally valued at the last sale price on that exchange, unless market prices are determined to be not readily available pursuant to the Fund's pricing procedures. The Fund values NASDAQ traded securities using the NASDAQ Official Closing Price. The Fund generally values fixed income securities using market quotations or a matrix method provided by a pricing service. The Fund values short-term investments that will mature within 60 days at amortized cost, which approximates market value. In the event market quotations are not readily available, a "fair value" price will be determined in accordance with the Fund's pricing procedures. Securities other than those listed above will be priced in accordance with the Fund's Registration Statement and/or pricing procedures.

The Fund translates prices for its investments that are quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Fund's NAV. Because foreign markets may be open at different times than the NYSE, the value of the Fund's shares may change on days when shareholders are not able to buy or sell them. If, in the opinion of the Adviser, events materially affecting the values of the Fund's foreign investments, occur between the close of foreign markets and the close of regular trading on the NYSE, or if reported prices are believed by the Adviser to be unreliable, these investments will be valued at their fair value. The Fund may rely on third-party pricing vendors to monitor for events that may materially affect the values of the Fund's foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE. If events occur following the close of foreign markets that materially affect the values of the Fund's foreign investments, a pricing service will assist the Fund in determining the fair market values of such foreign investments.

The use of fair value pricing by the Fund may cause the NAV of its shares to differ from the NAV that would be calculated by using closing market prices. Due to the subjective nature of fair value pricing, the Fund's value for a particular security may be different from the last quoted market price.

                 Cheswold Lane International High Dividend Fund
                          Notes to Financial Statements
                                  June 30, 2007
                                   (Unaudited)


     Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

    Federal Income Taxes - The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required.

    Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on an accrual basis.

        Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Fund declares and pays dividends of net investment income, if any, semi-annually and distributes net realized gains, if any, annually. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

        Redemption Fees - Upon redemption of shares held 90 days or less, a redemption fee of 2% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

    Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

    Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets

                 Cheswold Lane International High Dividend Fund
                          Notes to Financial Statements
                                  June 30, 2007
                                   (Unaudited)



and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has begun to evaluate the application of the Statement to the Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Fund's financial statements.

Note 3.  Investment Advisory Agreement

     The Fund has an investment advisory agreement with Cheswold Lane Asset Management, LLC (the "Adviser"). Under the agreement, the Fund pays the Adviser a fee computed daily and payable monthly, fixed at 0.90% of the Fund's average net assets.

     For the period ended June 30, 2007, the Adviser voluntarily agreed to limit the total expenses of the Fund to an annual rate of 1.15% of the Fund's average net assets. The Advisor reimbursed the Fund $70,561 during the period ended June 30, 2007.

Note 4.  Purchases and Sales of Securities

     Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) from January 1, 2007 to June 30, 2007 were $12,390,632 and $5,558,115, respectively. There were no purchases or sales of U.S. government obligations.

Note 5.  Federal Income Tax Information

     At June 30, 2007, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:




Cost of investments                                     $      28,539,781
                                                        =================

Unrealized appreciation                                         5,071,689
Unrealized depreciation
                                                                 (558,145)
                                                        -----------------
Net unrealized appreciation on investments and          $       4,513,544
      foreign currency translations
                                                        =================

                 Cheswold Lane International High Dividend Fund
                          Notes to Financial Statements
                                  June 30, 2007
                                   (Unaudited)

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

     As of December 31, 2006, the components of accumulated earnings on a tax basis were as follows:



Undistributed ordinary income                                    $  374,933
Undistributed long-term gains                                             -
                                                           -----------------
Tax accumulated earnings                                            374,933
Accumulated capital and other losses                                      -
Unrealized appreciation on investments and foreign
currency translations                                             2,890,659
                                                           -----------------
Total accumulated earnings                                       $3,265,592
                                                           =================


     The tax components of distributions paid during the period ended December 31, 2006 were as follows:


       Distributions paid from ordinary income                   $  264,220
       Distributions paid from long-term
          capital gains                                                   -
                                                           -----------------
                Total Distributions                              $  264,220
                                                           =================

Note 6. Other

     Because the Fund invests in foreign stocks, it will be affected by risks not typically associated with U.S. stocks. These risks include political and economic instability and different accounting and regulatory standards, as well as reduced liquidity and transparency compared to U.S. markets. In addition, the Fund will be subject to the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment. Currency exchange rates may fluctuate significantly over short periods of time, causing (along with other factors) the Fund's net asset value to fluctuate, which, in turn, may cause the value of the Fund's shares to go up or down.

     The Fund may invest an unlimited percent of the portfolio in dividend paying equity securities (including common, convertible and preferred stocks) of companies located in developed markets outside of the United States. The Fund considers foreign developed markets to consist of those countries that are represented in the Morgan Stanley Capital International, Inc.(R) EAFE(R) Index. As a result, the Fund may hold a concentrated amount of securities in a few countries at the discretion of the Adviser. Please see the Schedule of Investments for a percentage listing by country. Should the Adviser invest a concentrated amount of the portfolio in a few countries, the Fund will be particularly subject to the risks of investing in foreign stocks as described above.

                 Cheswold Lane International High Dividend Fund
                          Notes to Financial Statements
                                  June 30, 2007
                                   (Unaudited)


       As of June 30, 2007, the Fund had a shareholder that held 72.9% of the outstanding shares of the Fund. A significant redemption by this shareholder could affect the Fund's liquidity and the future viability of the Fund.

                 Cheswold Lane International High Dividend Fund
                                 Expense Example
                 For the Period Ended June 30, 2007 (Unaudited)


         As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on certain redemptions; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007 (the "Period").

Actual Expenses
         The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid during the Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
         The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

                                          ------------------------ ------------------------- -------------------------------------
                                             Beginning account       Ending account value      Expenses paid during the period
                                           value January 1, 2007        June 30, 2007               ended June 30, 2007(1)
                                          ------------------------ ------------------------- -------------------------------------
Actual Example                                   $1,000.00                $1,098.30                         $5.98
Hypothetical Example, assuming a 5%
return before expenses                            1,000.00                 1,019.30                          5.76




(1) Expenses are equal to the Fund's annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).

                 Cheswold Lane International High Dividend Fund
                                Other Information
                 For the Period Ended June 30, 2007 (Unaudited)



Other Information

     A description of the Fund's portfolio security proxy voting policies and procedures and a record of the Fund's proxy votes for the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-800-632-1320 and on the Securities and Exchange Commission's website at www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.



     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may view the Fund's Form N-Q on the SEC's website at www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.







                   UMB Distribution Services, LLC, Distributor

                            803 West Michigan Street

                           Milwaukee, Wisconsin 53233

ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSIONS OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant's service providers.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

         (a)(1)     Not applicable to semi-annual reports.

         (a)(2) Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

         (a)(3)     Not applicable to open-end investment companies.

         (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant's has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cheswold Lane Funds

By:      /s/ Eric F. Scharpf
         -----------------------------
         Eric F. Scharpf
         President and CEO

Date: September 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Eric F. Scharpf
         -----------------------------
         Eric F. Scharpf
         President and CEO

Date: September 6, 2007

By:      /s/ Matthew Taylor
         -----------------------------
         Matthew Taylor
         Executive Vice-President, Treasurer and Chief Financial Officer

Date: September 6, 2007